Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 5,139	$ 5,147
Provision for credit losses	926	685
Net write-offs	(827)	(732)
Other, including foreign currency adjustment	(152)	89
Provision for credit losses
Balance at end of period	5,086	5,189
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	5,077	5,065
Provision for credit losses
Balance at end of period	5,021	5,111
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	6	8
Provision for credit losses
Balance at end of period	15	9
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	56	74
Provision for credit losses
Balance at end of period	50	69
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	680	678
Provision for credit losses	50	32
Net write-offs	(23)	(18)
Other, including foreign currency adjustment	(68)	17
Provision for credit losses
Remeasurement	16	13
Newly originated or purchased financial assets	6	23
Derecognition of financial assets and maturities	(2)	(4)
Changes in models and methodologies	30
Gross write-offs	(30)	(20)
Recoveries	7	2
Foreign exchange and other movements	(68)	17
Balance at end of period	639	709
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	680
Provision for credit losses
Balance at end of period	639	709
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,065	2,109
Provision for credit losses	463	366
Net write-offs	(410)	(408)
Other, including foreign currency adjustment	(28)	44
Provision for credit losses
Remeasurement	351	292
Newly originated or purchased financial assets	98	118
Derecognition of financial assets and maturities	(51)	(44)
Changes in models and methodologies	65
Gross write-offs	(476)	(480)
Recoveries	66	72
Foreign exchange and other movements	(28)	44
Balance at end of period	2,090	2,111
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,065
Provision for credit losses
Balance at end of period	2,090	2,111
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,255	1,213
Provision for credit losses	303	225
Net write-offs	(304)	(257)
Other, including foreign currency adjustment	(10)	31
Provision for credit losses
Remeasurement	253	210
Newly originated or purchased financial assets	46	46
Derecognition of financial assets and maturities	(31)	(31)
Changes in models and methodologies	35
Gross write-offs	(361)	(312)
Recoveries	57	55
Foreign exchange and other movements	(10)	31
Balance at end of period	1,244	1,212
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,255
Provision for credit losses
Balance at end of period	1,244	1,212
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,139	1,147
Provision for credit losses	110	62
Net write-offs	(90)	(49)
Other, including foreign currency adjustment	(46)	(3)
Provision for credit losses
Remeasurement	96	65
Newly originated or purchased financial assets	39	39
Derecognition of financial assets and maturities	(44)	(42)
Changes in models and methodologies	22
Gross write-offs	(96)	(65)
Recoveries	6	16
Foreign exchange and other movements	(58)	(4)
Balance at end of period including off-balance sheet exposures	1,098	1,148
Less: Allowance for credits losses on off-balance sheet exposures	(50)	(69)
Balance at end of period	1,113	1,157
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,133	1,139
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	1,048	1,079
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,077
Provision for credit losses
Balance at end of period	1,048	1,079
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,312
Provision for credit losses
Balance at end of period	1,319	1,279
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	126	112
Provision for credit losses
Remeasurement	(8)	(24)
Newly originated or purchased financial assets	6	23
Derecognition of financial assets and maturities		(1)
Changes in models and methodologies	7
Transfer to (from)stage 1	15	12
Transfer to (from)stage 2	(5)	(5)
Foreign exchange and other movements	(8)	4
Balance at end of period	133	121
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	126
Provision for credit losses
Balance at end of period	133	121
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	609	578
Provision for credit losses
Remeasurement	(142)	(152)
Newly originated or purchased financial assets	98	118
Derecognition of financial assets and maturities	(24)	(19)
Changes in models and methodologies	16
Transfer to (from)stage 1	131	108
Transfer to (from)stage 2	(51)	(46)
Transfer to (from)stage 3	(1)	(1)
Foreign exchange and other movements	(17)	10
Balance at end of period	619	596
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	609
Provision for credit losses
Balance at end of period	619	596
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	424	401
Provision for credit losses
Remeasurement	(75)	(68)
Newly originated or purchased financial assets	46	46
Derecognition of financial assets and maturities	(16)	(14)
Changes in models and methodologies	6
Transfer to (from)stage 1	62	69
Transfer to (from)stage 2	(34)	(32)
Foreign exchange and other movements	(6)	8
Balance at end of period	407	410
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	424
Provision for credit losses
Balance at end of period	407	410
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(15)	(16)
Newly originated or purchased financial assets	39	39
Derecognition of financial assets and maturities	(32)	(27)
Changes in models and methodologies	13
Transfer to (from)stage 1	8	30
Transfer to (from)stage 2	(3)	(5)
Transfer to (from)stage 3	(2)
Foreign exchange and other movements	(2)	3
Balance at end of period including off-balance sheet exposures	197	197
Less: Allowance for credits losses on off-balance sheet exposures	(37)	(45)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	191	173
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	160	152
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	153
Provision for credit losses
Balance at end of period	160	152
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,170
Provision for credit losses
Balance at end of period	2,169	2,152
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	229	206
Provision for credit losses
Remeasurement	10	8
Derecognition of financial assets and maturities	(2)	(3)
Changes in models and methodologies	6
Transfer to (from)stage 1	(13)	(11)
Transfer to (from)stage 2	24	28
Transfer to (from)stage 3	(11)	(9)
Foreign exchange and other movements	(25)	7
Balance at end of period	218	226
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	229
Provision for credit losses
Balance at end of period	218	226
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	865	887
Provision for credit losses
Remeasurement	151	140
Derecognition of financial assets and maturities	(27)	(25)
Changes in models and methodologies	33
Transfer to (from)stage 1	(128)	(107)
Transfer to (from)stage 2	68	66
Transfer to (from)stage 3	(89)	(79)
Foreign exchange and other movements	5	(7)
Balance at end of period	878	875
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	865
Provision for credit losses
Balance at end of period	878	875
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	831	812
Provision for credit losses
Remeasurement	123	108
Derecognition of financial assets and maturities	(15)	(17)
Changes in models and methodologies	29
Transfer to (from)stage 1	(62)	(69)
Transfer to (from)stage 2	34	32
Transfer to (from)stage 3	(78)	(70)
Foreign exchange and other movements	(25)	6
Balance at end of period	837	802
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	831
Provision for credit losses
Balance at end of period	837	802
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	9	12
Derecognition of financial assets and maturities	(7)	(8)
Changes in models and methodologies	9
Transfer to (from)stage 1	(8)	(30)
Transfer to (from)stage 2	3	7
Transfer to (from)stage 3	(4)	(2)
Foreign exchange and other movements	(16)	2
Balance at end of period including off-balance sheet exposures	249	272
Less: Allowance for credits losses on off-balance sheet exposures	(13)	(23)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	263	291
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	236	249
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	245
Provision for credit losses
Balance at end of period	236	249
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,595
Provision for credit losses
Balance at end of period	1,533	1,680
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	325	360
Provision for credit losses
Remeasurement	14	29
Changes in models and methodologies	17
Transfer to (from)stage 1	(2)	(1)
Transfer to (from)stage 2	(19)	(23)
Transfer to (from)stage 3	11	9
Gross write-offs	(30)	(20)
Recoveries	7	2
Foreign exchange and other movements	(35)	6
Balance at end of period	288	362
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	325
Provision for credit losses
Balance at end of period	288	362
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	591	644
Provision for credit losses
Remeasurement	342	304
Changes in models and methodologies	16
Transfer to (from)stage 1	(3)	(1)
Transfer to (from)stage 2	(17)	(20)
Transfer to (from)stage 3	90	80
Gross write-offs	(476)	(480)
Recoveries	66	72
Foreign exchange and other movements	(16)	41
Balance at end of period	593	640
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	591
Provision for credit losses
Balance at end of period	593	640
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	205	170
Transfer to (from)stage 3	78	70
Gross write-offs	(361)	(312)
Recoveries	57	55
Foreign exchange and other movements	21	17
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	102	69
Derecognition of financial assets and maturities	(5)	(7)
Transfer to (from)stage 2		(2)
Transfer to (from)stage 3	6	2
Gross write-offs	(96)	(65)
Recoveries	6	16
Foreign exchange and other movements	(40)	(9)
Balance at end of period including off-balance sheet exposures	652	679
Less: Allowance for credits losses on off-balance sheet exposures		(1)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	679	675
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	652	678
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	679
Provision for credit losses
Balance at end of period	$ 652	$ 678